CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 2,866,053	$ 926,431	$ 338,648
Trade receivables (Notes 6, 8A and 19)	18,690	7,646
Non-current loans receivable (Note 8B)	9,203	12,039
Credit risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	2,866,053	926,431
Trade receivables (Notes 6, 8A and 19)	18,690	7,646
Fair value of derivative financial instruments (Notes 6 and 21)	34,428	1,348
Short-term investments (Note 8A)	8,856	7,306
Non-current loans receivable (Note 8B)	9,203	12,039
Total	$ 2,937,230	$ 954,770